Shareholder Report, Average Annual Return (Details)		12 Months Ended	31 Months Ended
	May 05, 2022	Nov. 30, 2024	Nov. 30, 2024
C000235473
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Akros Monthly Payout ETF
Without Sales Load [Member] | C000235473
Average Annual Return [Line Items]
Average Annual Return, Percent		26.67%	10.16%
60% S&P 500® Index and 40% Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index and 40% Bloomberg US Aggregate Bond Index	60% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index and 40% Bloomberg US Aggregate Bond Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		33.89%	17.53%